COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2022
COMMITMENTS
Summary of Contractual Commitments

Total minimum supply payments, measured at nominal value, according to the contract, are:

	2022	2021
Less than one year	614,075	929,288
One to five years	659,626	460,081
Above 5 years	49,331	10,738
Total	1,323,032	1,400,107